Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company typically makes annual grants of long-term incentive awards in early December, but may make grants at other times in connection with new hires, promotions, or other special situations. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of long-term incentive awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company typically makes annual grants of long-term incentive awards in early December, but may make grants at other times in connection with new hires, promotions, or other special situations. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of long-term incentive awards
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false